Consolidated Statement of Financial Position (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted loss per share attributable to equity holders of the Parent	$ (2.35)	$ (1.03)	$ (0.34)